Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Net intangible assets consists of the following:

	December 31, 2012	December 31, 2011
Loan acquisition costs	$27,800	$—
Customer lists	125,525	125,525
Total	153,325	125,525
Less impairment on customer lists	(48,249)	—
Less accumulated amortization	(85,199)	(17,434)
Intangible assets, net	$19,877	$108,091